SHARE CAPITAL	12 Months Ended
Mar. 31, 2025
Share Capital
SHARE CAPITAL

23.	SHARE CAPITAL

As of the date hereof, our authorized share capital is US$50,000 divided into 50,000,000 Class A Ordinary Shares of par value US$0.0001 each and 450,000,000 Class B Ordinary Shares of par value US$0.0001 each.

Each holder of Ordinary Shares shall, on a poll, be entitled to one vote for each share he or she holds save that each holder of Class A Ordinary Shares shall, on a poll, be entitled to exercise twenty votes for each Class A Ordinary Share he or she holds on any and all matters.

Each Class A Ordinary Share shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such Share, at the office of the Company or any transfer agent for such Shares, into one fully paid and non-assessable Class B Ordinary Share. All conversions of Class A Ordinary Shares to Class B Ordinary Shares shall be affected by way of redemption or repurchase by the Company of the relevant Class A Ordinary Shares and the simultaneous issue of Class B Ordinary Shares in consideration for such redemption or repurchase.

On June 27, 2023 (date of incorporation), the Company issued 1 ordinary share with a par value of US$0.0001. On December 18, 2023, the Board of Directors of the Company passed a resolution to cancel the 1 Ordinary Share and issued 1 Class A Ordinary Share to Mr. Pan.

On January 16, 2024, the Board of Directors of the Company passed a resolution to issue 23,010,299 Class A Ordinary Shares to its shareholders.

As of March 31, 2024, 23,010,300 Class A Ordinary Shares were issued and outstanding, while the Group has not issued any Class B Ordinary Shares.

On May 14, 2024, Bluemount Group Limited sold and transferred 1,127,505 shares (being 4.9% shareholder) of Bluemount Holdings Limited to Lissington Limited with nil consideration, Yes & Right Investment Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holding Limited to Wei Chieh Huang, with nil consideration and WI Holdings Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holdings Limited to Be Good Investment Holdings Limited with nil consideration.

On 25 February 2025, the Company issued a total of 25,000,000 Class B Ordinary Shares with a par value of US$0.0001 per share. These shares were issued to the existing shareholders on a pro-rata basis, in accordance with their respective shareholdings in Class A Ordinary Shares, at a consideration equal to their par value.

On May 21, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International Holdings Group Limited proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares.

Pursuant to resolutions passed by the shareholders and the Board of Directors on May 21, 2025, the Company approved the surrender and immediate cancellation of the aforementioned Class A and Class B Ordinary Shares. The share capital of the Company was reduced accordingly.

The above-mentioned share transfers, issuance of Class B Ordinary Shares, and the subsequent surrender and cancellation of both Class A and Class B Ordinary Shares have been accounted for on a retroactive basis and reflected in the comparative financial information presented in these consolidated financial statements.